Operating Segments (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Operating Segments (Textual) [Abstract]
Number of operating segments	2	2
Percentage of revenue transaction comprised		3.00%	3.00%	3.00%